Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments
18. Financial Instruments
Fair value
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2020 and 2021:

	Fair value measurements
	Total	Significant other observable inputs (Level 2)
	RMB	RMB
As of December 31, 2020
Short-term investments	584,999	584,999

Total	584,999	584,999

As of December 31, 2021
Short-term investments	503,831	503,831

Total	503,831	503,831

The rates of interest under the loan agreements from NetEase Group were determined based on the prevailing interest rates in the market
. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term loans and long-term loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.